Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Financial Assets and Financial Liabilities

Note 15—Financial Assets and Liabilities

Financial assets and liabilities comprise the following:

	2022	2021
	(EUR’000)
Financial assets by category
Trade receivables	11,910	2,200
Other receivables (excluding income tax and indirect tax receivables)	3,884	12,276
Marketable securities	298,180	343,358
Cash and cash equivalents	444,767	446,267
Financial assets measured at amortized cost	758,741	804,101
Total financial assets	758,741	804,101
Classified in the statement of financial position
Non-current assets	9,412	109,369
Current assets	749,329	694,732
Total financial assets	758,741	804,101

Financial liabilities by category
Borrowings
Convertible senior notes	399,186	—
Lease liabilities	109,191	104,961
Trade payables and accrued expenses	101,032	59,417
Financial liabilities measured at amortized cost	609,409	164,378
Derivative liabilities	157,950	—
Financial liabilities measured at fair value through profit or loss	157,950	—
Total financial liabilities	767,359	164,378
Classified in the statement of financial position
Non-current liabilities	640,907	97,966
Current liabilities	126,452	66,412
Total financial liabilities	767,359	164,378

Finance income and expenses are specified below:

	2022	2021	2020
	(EUR’000)
Finance income
Interest income	7,426	692	1,812
Exchange rate gains (net)	44,755	59,026	—
Total finance income	52,181	59,718	1,812

Finance expenses
Interest expenses	30,682	3,911	1,918
Fair value loss, derivatives	15,483	—	—
Other financial expenses	4,322	—	—
Exchange rate losses (net)	—	—	78,924
Total finance expenses	50,487	3,911	80,842

Interest income and interest expenses relate to financial assets and liabilities measured at amortized cost. Net exchange rate gains and losses primarily relate to U.S. Dollar/Euro fluctuations pertaining to the Company’s cash, cash equivalents, marketable securities and convertible notes.

Borrowings

Convertible Senior Notes

In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million), after deducting the initial purchasers’ discounts and commissions, and transaction costs. The convertible notes rank equally in right of payment with all future senior unsecured indebtedness. Unless earlier converted or redeemed, the convertible notes will mature on April 1, 2028.

The convertible notes accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on October 1, 2022. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.

The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on each of (i) at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.

Leases

The Company primarily leases office and laboratory facilities. Lease arrangements contain a range of different terms and conditions and are typically entered into for fixed periods. In order to improve flexibility to the Company’s operations, lease arrangements may provide the Company with option to extend the lease or terminate the lease within the enforceable lease term. In the Company’s current lease portfolio, extension and termination options range between six months to five years, in addition to the non-cancellable periods.

The following expenses relating to lease activities are recognized in the consolidated statements of profit or loss:

	2022	2021	2020
	(EUR’000)
Lease expenses
Depreciation	11,740	10,963	6,857
Short term leases and leases of low value assets	280	186	470
Lease interest	3,842	3,396	1,617
Total lease expenses	15,862	14,545	8,944

In February 2022, the Company entered into a facility lease in Germany with an enforceable lease term of 15 years, which is expected to commence in 2025 and comprise total lease cash-outflows of €70.3 million.

Financing Activities

Development in borrowings related to financing activities are specified below:

		Cash payments		Non-cash items
	Beginning of period	Repayments	Proceeds	Additions/ (disposals)	Separation of embedded derivative	Accretion of interest	Foreign exchange adjustment	End of period
	(EUR’000)
Financing activities
December 31, 2022
Borrowings
Convertible senior notes	—	(6,710)	503,281	—	(142,467)	30,216	14,866	399,186
Lease liabilities	104,961	(7,995)	—	3,194	—	3,842	5,189	109,191
Total financing activities	104,961	(14,705)	503,281	3,194	(142,467)	34,058	20,055	508,377

Financing activities
December 31, 2021
Borrowings
Lease liabilities	91,975	(7,755)	—	10,812	—	3,396	6,533	104,961
Total financing activities	91,975	(7,755)	—	10,812	—	3,396	6,533	104,961

For December 31, 2022, "separation of embedded derivative" on convertible senior notes relates to derivative liabilities that is separated from convertible senior notes and presented separately in the consolidated statement of financial position, please refer to following section, “Derivative Liabilities”.

Derivative Liabilities

Derivative liabilities relate to the foreign currency conversion option embedded in the convertible notes. Fair value of derivative liabilities cannot be measured based on quoted prices in active markets, or other observable input, and accordingly, derivative liabilities are measured by using the Black-Scholes Option Pricing model (Level 3 in the fair value hierarchy). The fair value of the options is calculated, applying the following assumptions: (1) conversion price; (2) own share price; (3) maturity of the options; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the options; (5) no payment of dividends; and (6) an expected volatility using the Company’s own share price (49.24% as of December 31, 2022).

Sensitivity Analysis

Derivative liabilities were recognized in March 2022 at the initial fair value of €142.5 million.

On December 31, 2022, all other inputs and assumptions held constant, a 10% increase in volatility, will increase the fair value of derivative liabilities by approximately €15.7 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in volatility indicates the opposite impact.

Similarly, on December 31, 2022, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €27.6 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.

Fair Value Measurement

Derivative liabilities are measured at fair value. All other financial assets and liabilities are measured at amortized cost.

Because of the short-term maturity for cash and cash equivalents, receivables and trade payables, their fair value approximate carrying amount. Fair value of marketable securities, convertible notes and derivatives and their level in the fair value hierarchy is summarized in following table, where

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 inputs are unobservable inputs for the asset or liability.

	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	298,180	295,843	343,358	342,731	1
Financial assets measured at amortized cost	298,180	295,843	343,358	342,731
Total financial assets	298,180	295,843	343,358	342,731
Financial liabilities
Convertible senior notes	399,186	382,459	—	—	3
Financial liabilities measured at amortized cost	399,186	382,459	—	—
Derivative liabilities	157,950	157,950	—	—	3
Financial liabilities measured at fair value through profit or loss	157,950	157,950	—	—
Total financial liabilities	157,950	157,950	—	—

Movements in level 3 fair value measurements are specified below:

	2022	2021	2020
	(EUR’000)
Derivative liabilities
January 1	—	—	—
Additions	142,467	—	—
Remeasurement recognized in financial income or expense	15,483	—	—
December 31	157,950	—	—